Intangible Assets	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Intangible Assets
13.	INTANGIBLE ASSETS

Software
RMB
Cost:
Balance at January 1, 2018	34,550
Additions	269
Transferred from construction in progress	6,040
Disposals	(3,545)

Balance at December 31, 2018	37,314
Additions	624
Transferred from construction in progress	6,447
Disposals	(591)

Balance at December 31, 2019	43,794

Accumulated amortization and impairment:
Balance at January 1, 2018	(22,159)
Amortization charge for the year	(4,366)
Written back on disposals	3,372

Balance at December 31, 2018	(23,153)

Amortization charge for the year	(4,844)
Written back on disposals	552

Balance at December 31, 2019	(27,445)

Net book value at December 31, 2019	16,349

Net book value at December 31, 2018	14,161